Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Common Stock [Line Items]
COMMON STOCK

NOTE 10. COMMON STOCK

The Company’s Certificate of Incorporation, as amended on November 20, 2019, authorizes the Company to issue 108,704,757 shares of Class A common stock, $0.001 par value per share, and 69,136,657 shares of Class B common stock, $0.001 par value per share.

The rights, powers and preferences of the holders of the Class A Common Stock and Class B Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the redeemable convertible preferred stock. The holders of the Class A Common Stock are entitled to one vote for each share of Class A Common Stock held at all meetings of stockholders, and the holders of Class B Common Stock are not entitled to vote on any matter. Shares of Class B Common Stock are convertible into Class A Common Stock upon written notice of the holder, subject to a maximum of 9.9% total beneficial ownership in Class A Common Stock upon such conversion.

The holders of common stock are entitled to receive dividends whenever funds and assets are legally available and when declared by the Board, subject to the prior rights of holders of redeemable convertible preferred stock outstanding. Dividend rights for Series A and B common stock are the same. There have been no dividends declared to date.

As of December 31, 2020 and June 30, 2021, the Company had reserved common stock for future issuance as follows:

	December 31, 2020	June 30, 2021
Redeemable convertible preferred stock	54,820,596	69,136,742
Outstanding and issued common stock options	10,565,957	10,733,204
Shares available for grant under 2019 Equity Incentive Plan	1,525,945	1,009,766
Total shares of common stock reserved	66,912,498	80,879,712

Founders’ Common Stock

In March 2018, the Company issued 8,000,000 common stock shares with the fair value of $0.01 per share to its founders for services and intellectual property. As consideration for the shares the Company received $6,000 in cash and intellectual property with estimated fair value of $0.1 million, which was recognized as research and development expenses, as the technology did not have an alternative use. Issued shares vested 25% at the issuance date and over 36 months thereafter. The Company had a right to repurchase unvested shares at the price paid by founders.

In November 2019, the share purchase agreements were modified such that 4,000,000 shares were vested as of November 29, 2019 and the remaining shares vest monthly over 48 months. The Company has a right to repurchase unvested shares upon termination of services by the founders to the Company at the price lower of: par value or the fair value at the date of repurchase. Modification expense was insignificant.

The Company accounts for issued shares as stock-based compensation to founders as consultants and recognizes stock-based compensation expense over the vesting period. As of December 31, 2020 and June 30, 2021, the Company recorded less than $0.1 million as restricted stock liability, related to 2,916,667 and 2,416,667 unvested shares of common stock, respectively. Stock-based compensation expense was $2,094 for each of the six months ended June 30, 2020 and 2021. Unrecognized stock-based compensation expense of $10,015 as of June 30, 2021 is expected to be recognized over 2.4 years.

NOTE 11. COMMON STOCK

The Company’s Certificate of Incorporation, as amended on November 20, 2019, authorizes the Company to issue 108,704,757 shares of Class A common stock, $0.001 par value per share, and 69,136,657 shares of Class B common stock, $0.001 par value per share.

The rights, powers and preferences of the holders of the Class A Common Stock and Class B Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the redeemable convertible preferred stock. The holders of the Class A Common Stock are entitled to one vote for each share of Class A Common Stock held at all meetings of stockholders, and the holders of Class B Common Stock are not entitled to vote on any matter. Shares of Class B Common Stock are convertible into Class A Common Stock upon written notice of the holder, subject to a maximum of 9.9% total beneficial ownership in Class A Common Stock upon such conversion.

The holders of common stock are entitled to receive dividends whenever funds and assets are legally available and when declared by the Board, subject to the prior rights of holders of redeemable convertible preferred stock outstanding. Dividend rights for Series A and B common stock are the same. There have been no dividends declared to date.

As of December 31, 2019 and 2020, the Company had reserved common stock for future issuance as follows:

	December 31,
	2019	2020
Redeemable convertible preferred stock	39,859,217	54,820,596
Outstanding and issued common stock options	—	10,565,957
Shares available for grant under 2019 Equity Incentive Plan	12,359,055	1,525,945
Total shares of common stock reserved	52,218,272	66,912,498

Founders’ Common Stock

In March 2018, the Company issued 8,000,000 common stock shares with the fair value of $0.01 per share to its founders for services and intellectual property. The Company assigned fair value of $0.01 to the founders’ common stock because the shares were issued at the Company’s inception. As consideration for the shares the Company received $6,000 in cash and intellectual property with estimated fair value of $0.1 million, which was recognized as research and development expenses, as the technology did not have an alternative use. Issued shares vested 25% at the issuance date and over 36 months thereafter. The Company had a right to repurchase unvested shares at the price paid by the founders.

In November 2019, the share purchase agreements were modified such that 4,000,000 shares were vested as of November 29, 2019 and the remaining shares vest monthly over 48 months. The Company has a right to repurchase unvested shares upon termination of services by the founders to the Company at the price lower of: par value or the fair value at the date of repurchase. Modification expense was immaterial.

The Company accounts for issued shares as stock-based compensation to founders as consultants and recognizes stock-based compensation expense over the vesting period. As of each of December 31, 2019 and 2020, the Company recorded less than $0.1 million as restricted stock liability related to 3,916,667 and 2,916,667 unvested shares of common stock, respectively. Stock-based compensation expense was $6,000 and $4,000 for the years ended December 31, 2019 and 2020, respectively. Unrecognized stock-based compensation expense of $12,000 as of December 31, 2020 is expected to be recognized over 2.9 years.